Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Financing receivable, recorded investment [Line items]
Loans		¥ 1,167,230	¥ 1,304,137
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		226,830	240,505
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		144,779	124,471
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans		303,104	377,437
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,127	9,751
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		481,855	540,622
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		9,235	11,051
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans		300	300
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans		457,760	528,996
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		110,828	125,371
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		142,775	122,411
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,127	9,751
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		201,458	268,206
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,272	2,957
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans		300	300
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans		353,153	343,358
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		80,029	75,853
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		2,003	2,059
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		270,515	264,323
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		606	1,123
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans		6,583	3,975
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans			0
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		1	1
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		6,582	3,974
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	349,734	427,808
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	35,973	39,281
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	303,104	377,437
Others [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	3,300	4,119
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	7,357	6,971
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.